Notes Receivable - Related Party (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Notes Receivable

	Effective Date	Maturity Date	Rate	Principal	Interest	Total
Note 1	07-09-2018	03-09-2018	2%	$750,000	$3,411	$753,411
Note 2(1)	07-27-2018	03-27-2018	12%	500,000	8,351	508,351
Total				$1,250,000	$11,762	$1,261,762

(1) The $500,000 was issued in four tranches and the interest is calculated based on the dates that those tranches were issued.